Segmented Information and Other Additional Disclosures (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure Of Operating Segments Abstract
Schedule of revenues allocated by segment
	For the Years Ended
	March 31, 2021	March 31, 2020	March 31, 2019

Vehicle sales	$3,459,311	$10,438,713	$5,781,853
Revenue from operating and finance leases	8,188,905	2,920,719	264,699
Accretion on promissory note	26,426	39,019	36,009
Rental income	—	—	—
Service revenue	—	33,577	—
Finance income	199,936	68,375	—
EIDL Grant	10,000	—	—

Total	$11,884,578	$13,500,403	$6,082,561

Schedule of revenues allocated by geography
	For the Years Ended
	March 31, 2021	March 31, 2020	March 31, 2019

United States of America	$11,643,434	$13,461,384	$6,046,552
Canada	241,144	39,019	36,009

Total	$11,884,578	$13,500,403	$6,082,561

Schedule of expenses related to salaries and benefits
	For the Years Ended
	March 31, 2021	March 31, 2020	March 31, 2019

Administrative fees	$3,666,686	$3,128,304	$1,778,178
Sales and marketing	—	30,000	120,000
Cost of sales	—	104,027	11,018

Total	$3,666,686	$3,262,331	$1,909,196